Annual Total Returns [BarChart] - Causeway Global Value Fund - Institutional Class	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(1.31%)
Annual Return 2012	16.52%
Annual Return 2013	29.19%
Annual Return 2014	5.36%
Annual Return 2015	(6.31%)
Annual Return 2016	7.70%
Annual Return 2017	17.93%
Annual Return 2018	(11.15%)
Annual Return 2019	21.24%
Annual Return 2020	7.38%